Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accord Insurance Agency Ltd. [Member]
Balances and Transactions with Related Parties [Line Items]
Total premium	$ 435	$ 520	$ 423
Priority Software Ltd.[Member]
Balances and Transactions with Related Parties [Line Items]
Maintenances fees and additional licenses acquired amount	0	34	$ 221
Trade payables balances due to related party	$ 0	0
Tritone Technologies Ltd. [Member]
Balances and Transactions with Related Parties [Line Items]
Sublease, description	the Company entered into a sublease agreement with Tritone Technologies Ltd., whose CEO is Mr. Ofer Ben Zur, a director of the Company, and one of whose shareholders is an equity fund controlled by the Chairman of the Board, for the sublease of 192 square meters in Rosh Ha’Ayin. The term of the related lease was extended until January 30, 2023. The rent under the sublease is $2 per month, in addition to the rent for the related lease that is covered by the sublessee. The sublease agreement is carried out on a “back-to-back” basis, as the Company pays over the rent that it receives directly to its landlord.
Accounts receivable from related parties	$ 0	$ 9